Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Accrued payroll and welfare	83,190	95,816
Freight payable	70,656	68,197
Deposit from suppliers	30,755	27,483
Installation fee payables	25,714	18,957
Product warranty	22,420	28,796
Marketing and promotion expenses	18,476	25,709
Payment for purchase of property	15,624	17,647
Other tax payable	15,354	9,954
Professional fee payables	9,188	5,143
Refund liabilities	7,707	6,320
Other current liabilities	39,804	69,254
Total	338,888	373,276
Less: non-current portion	(3,400)	(7,558)
Accrued expenses and other liabilities-current portion	335,488	365,718

Schedule of Product Warranty Activities

Product warranty activities were as follows:

Product Warranty
RMB
Balance at December 31, 2019	22,463
Provided during the year	88,375
Utilized during the year	(88,418)
Balance at December 31, 2020	22,420
Provided during the year	76,845
Utilized during the year	(70,469)
Balance at December 31, 2021	28,796